Note 20 - Interest Rate Risk and Liquidity Risk - Interest Rate Risk Gaps (Details) - CAD ($) $ in Thousands	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Statement Line Items [Line Items]
Cash	$ 581,710	$ 225,254	$ 132,242
Securities	80,923	299,300
Total credit assets	5,066,378
Other	79,464
Total assets	5,808,475	4,838,484
Deposits	4,860,863	4,144,673
Subordinated notes*	103,516	102,503
Other	311,423	192,105
Equity	532,673	399,203
Total liabilities and equity	5,808,475	4,838,484
Derivative instruments	0	20
Gap	0	0
Cumulative	0	0
Interest rate swap contract [member]
Statement Line Items [Line Items]
Derivative instruments	0
Loans [member]
Statement Line Items [Line Items]
Total credit assets	5,066,378	4,236,116
Interest rate risk [member]
Statement Line Items [Line Items]
Cash	0
Securities	0
Total credit assets	16,139
Other	79,464
Total assets	95,603
Deposits	69,302
Subordinated notes*	0
Other	15,761
Equity	532,673
Total liabilities and equity	617,736
Gap	(522,133)	(394,690)
Cumulative	0	0
Interest rate risk [member] | Interest rate swap contract [member]
Statement Line Items [Line Items]
Derivative instruments	0
Floating interest rate [member]
Statement Line Items [Line Items]
Deposits	851,362
Floating interest rate [member] | Interest rate risk [member]
Statement Line Items [Line Items]
Cash	581,710
Securities	0
Total credit assets	819,260
Other	0
Total assets	1,400,970
Deposits	851,362
Subordinated notes*	0
Other	295,662
Equity	0
Total liabilities and equity	1,147,024
Gap	274,143	56,823
Cumulative	274,143	56,823
Floating interest rate [member] | Interest rate risk [member] | Interest rate swap contract [member]
Statement Line Items [Line Items]
Derivative instruments	$ 20,197
Floating interest rate [member] | Interest rate risk [member] | Cash [member]
Statement Line Items [Line Items]
Effective rate	2.92%
Floating interest rate [member] | Interest rate risk [member] | Loans [member]
Statement Line Items [Line Items]
Effective rate	6.42%
Floating interest rate [member] | Interest rate risk [member] | Deposits from banks [member]
Statement Line Items [Line Items]
Effective rate	1.39%
Floating interest rate [member] | Interest rate risk [member] | Other liabilities [member]
Statement Line Items [Line Items]
Effective rate	2.06%
Fixed interest rate [member] | Not later than three months [member]
Statement Line Items [Line Items]
Deposits	$ 633,824
Fixed interest rate [member] | Later than three months and not later than one year [member]
Statement Line Items [Line Items]
Deposits	1,733,111
Fixed interest rate [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Deposits	785,369
Fixed interest rate [member] | Later than five years [member]
Statement Line Items [Line Items]
Deposits	0
Fixed interest rate [member] | Later than two years and not later than five years [member]
Statement Line Items [Line Items]
Deposits	787,895
Fixed interest rate [member] | Interest rate risk [member]
Statement Line Items [Line Items]
Total credit assets	2,797,605
Fixed interest rate [member] | Interest rate risk [member] | Not later than three months [member]
Statement Line Items [Line Items]
Cash	0
Securities	69,778
Total credit assets	86,239
Other	0
Total assets	156,017
Deposits	633,824
Subordinated notes*	0
Other	0
Equity	0
Total liabilities and equity	633,824
Gap	(477,807)	(56,584)
Cumulative	(203,664)	239
Fixed interest rate [member] | Interest rate risk [member] | Not later than three months [member] | Interest rate swap contract [member]
Statement Line Items [Line Items]
Derivative instruments	$ 0
Fixed interest rate [member] | Interest rate risk [member] | Not later than three months [member] | Securities [member]
Statement Line Items [Line Items]
Effective rate	3.86%
Fixed interest rate [member] | Interest rate risk [member] | Not later than three months [member] | Loans [member]
Statement Line Items [Line Items]
Effective rate	5.86%
Fixed interest rate [member] | Interest rate risk [member] | Not later than three months [member] | Deposits from banks [member]
Statement Line Items [Line Items]
Effective rate	3.70%
Fixed interest rate [member] | Interest rate risk [member] | Later than three months and not later than one year [member]
Statement Line Items [Line Items]
Cash	$ 0
Securities	6,771
Total credit assets	336,196
Other	0
Total assets	342,967
Deposits	1,733,111
Subordinated notes*	0
Other	0
Equity	0
Total liabilities and equity	1,733,111
Gap	(1,390,144)	(1,395,117)
Cumulative	(1,593,809)	(1,394,878)
Fixed interest rate [member] | Interest rate risk [member] | Later than three months and not later than one year [member] | Interest rate swap contract [member]
Statement Line Items [Line Items]
Derivative instruments	$ 0
Fixed interest rate [member] | Interest rate risk [member] | Later than three months and not later than one year [member] | Securities [member]
Statement Line Items [Line Items]
Effective rate	3.77%
Fixed interest rate [member] | Interest rate risk [member] | Later than three months and not later than one year [member] | Loans [member]
Statement Line Items [Line Items]
Effective rate	5.29%
Fixed interest rate [member] | Interest rate risk [member] | Later than three months and not later than one year [member] | Deposits from banks [member]
Statement Line Items [Line Items]
Effective rate	3.61%
Fixed interest rate [member] | Interest rate risk [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Cash	$ 0
Securities	0
Total credit assets	417,528
Other	0
Total assets	417,528
Deposits	785,369
Subordinated notes*	0
Other	0
Equity	0
Total liabilities and equity	785,369
Gap	(367,841)	(180,491)
Cumulative	(1,961,649)	(1,575,369)
Fixed interest rate [member] | Interest rate risk [member] | Later than one year and not later than two years [member] | Interest rate swap contract [member]
Statement Line Items [Line Items]
Derivative instruments	$ 0
Fixed interest rate [member] | Interest rate risk [member] | Later than one year and not later than two years [member] | Loans [member]
Statement Line Items [Line Items]
Effective rate	5.74%
Fixed interest rate [member] | Interest rate risk [member] | Later than one year and not later than two years [member] | Deposits from banks [member]
Statement Line Items [Line Items]
Effective rate	3.88%
Fixed interest rate [member] | Interest rate risk [member] | Later than two year and not later than five years [member]
Statement Line Items [Line Items]
Cash	$ 0
Securities	0
Other	0
Total assets	2,797,605
Deposits	787,895
Subordinated notes*	0
Other	0
Equity	0
Total liabilities and equity	787,895
Gap	2,009,710	1,605,221
Cumulative	$ 48,061	29,852
Fixed interest rate [member] | Interest rate risk [member] | Later than two year and not later than five years [member] | Loans [member]
Statement Line Items [Line Items]
Effective rate	5.85%
Fixed interest rate [member] | Interest rate risk [member] | Later than two year and not later than five years [member] | Deposits from banks [member]
Statement Line Items [Line Items]
Effective rate	4.15%
Fixed interest rate [member] | Interest rate risk [member] | Later than five years [member]
Statement Line Items [Line Items]
Cash	$ 0
Securities	4,374
Total credit assets	593,411
Other	0
Total assets	597,785
Deposits	0
Subordinated notes*	103,516
Other	0
Equity	0
Total liabilities and equity	103,516
Gap	474,072	364,838
Cumulative	522,133	$ 394,690
Fixed interest rate [member] | Interest rate risk [member] | Later than five years [member] | Interest rate swap contract [member]
Statement Line Items [Line Items]
Derivative instruments	$ (20,197)
Fixed interest rate [member] | Interest rate risk [member] | Later than five years [member] | Loans [member]
Statement Line Items [Line Items]
Effective rate	6.38%
Fixed interest rate [member] | Interest rate risk [member] | Later than five years [member] | Deposits from banks [member]
Statement Line Items [Line Items]
Effective rate
Fixed interest rate [member] | Interest rate risk [member] | Later than five years [member] | Subordinated notes [member]
Statement Line Items [Line Items]
Effective rate	5.38%
Fixed interest rate [member] | Interest rate risk [member] | Later than two years and not later than five years [member] | Interest rate swap contract [member]
Statement Line Items [Line Items]
Derivative instruments	$ 0